Accumulated Other Comprehensive Loss (Tables)	3 Months Ended
Apr. 02, 2023
Equity [Abstract]
Components of Accumulated Other Comprehensive Income
Components of other comprehensive (loss) income consist of the following:

(Dollars in Millions)	Foreign Currency Translation	Employee Benefit Plans	Gain/ (Loss) On Derivatives & Hedge	Total Accumulated Other Comprehensive (Loss) Income
December 29, 2019	$(4,350)	$(65)	$(2)	$(4,417)
Net 2020 changes	855	(11)	1	845
January 3, 2021	(3,495)	(76)	(1)	(3,572)
Net 2021 changes	(926)	25	—	(901)
January 2, 2022	(4,421)	(51)	(1)	(4,473)
Net 2022 changes	(1,053)	63	10	(980)
January 1, 2023	$(5,474)	$12	$9	$(5,453)
Components of other comprehensive loss consisted of the following:

(Dollars in Millions)	Foreign Currency Translation(1)	Employee Benefit Plans(2)	Gain On Derivatives & Hedges(3)	Total Accumulated Other Comprehensive Loss
January 1, 2023	$(5,474)	$12	$9	$(5,453)
Net change	161	14	39	214
April 2, 2023	$(5,313)	$26	$48	$(5,239)

(Dollars in Millions)	Foreign Currency Translation(1)	Employee Benefit Plans(2)	Loss On Derivatives & Hedges(3)	Total Accumulated Other Comprehensive Loss
January 2, 2022	$(4,421)	$(51)	$(1)	$(4,473)
Net change	(280)	3	(4)	(281)
April 3, 2022	$(4,701)	$(48)	$(5)	$(4,754)
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(1)Foreign currency translation adjustments for the fiscal three months ended April 2, 2023 and April 3, 2022 were net of provision (benefit) for taxes of $21 million and $(12) million, respectively.
(2)Employee benefit plans for the fiscal three months ended April 2, 2023 and April 3, 2022 were net of provision (benefit) of taxes of $1 million and $(1) million, respectively.
(3)Gain on derivatives and hedges for the fiscal three months ended April 2, 2023 was net of provision of taxes of $13 million.